Basis of Presentation - Schedule of Reclassifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Other income	$ 4,786	$ 2,565	[1]
Other income from Canadian development properties		0
Property management overhead		0
Compensation expense	(89,951)	(52,095)	[1]
Performance fees expense	(42,272)	(1,055)	[1]
General and administration expense	(41,420)	(34,235)	[1]
Equity-accounted investments in multi-family rental properties
Disclosure of reclassifications or changes in presentation [line items]
Tricon's share of net assets	199,285	19,913		$ 19,733
Equity-accounted investments in Canadian residential developments
Disclosure of reclassifications or changes in presentation [line items]
Tricon's share of net assets	$ 98,675	74,955		$ 55,408
Reclassify property management overhead
Disclosure of reclassifications or changes in presentation [line items]
Other income		0
Other income from Canadian development properties		0
Property management overhead		22,654
Compensation expense		(13,050)
Performance fees expense		0
General and administration expense		(9,604)
Presentation change of asset management fees
Disclosure of reclassifications or changes in presentation [line items]
Other income		3,173
Other income from Canadian development properties		0
Property management overhead		0
Compensation expense		0
Performance fees expense		0
General and administration expense		(3,173)
Reclassify U.S. multi-family rental to discontinued operations
Disclosure of reclassifications or changes in presentation [line items]
Other income		0
Other income from Canadian development properties		0
Property management overhead		0
Compensation expense		0
Performance fees expense		0
General and administration expense		2,111
Reclassify other income
Disclosure of reclassifications or changes in presentation [line items]
Other income		791
Other income from Canadian development properties		(791)
Property management overhead		0
Compensation expense		0
Performance fees expense		0
General and administration expense		0
Reclassify performance fees expense
Disclosure of reclassifications or changes in presentation [line items]
Other income		0
Other income from Canadian development properties		0
Property management overhead		0
Compensation expense		1,055
Performance fees expense		(1,055)
General and administration expense		0
Reclassify investment in 592 Sherbourne LP | Equity-accounted investments in multi-family rental properties
Disclosure of reclassifications or changes in presentation [line items]
Tricon's share of net assets		19,913
Reclassify investment in 592 Sherbourne LP | Equity-accounted investments in Canadian residential developments
Disclosure of reclassifications or changes in presentation [line items]
Tricon's share of net assets		(19,913)
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Other income		(1,399)
Other income from Canadian development properties		791
Property management overhead		(22,654)
Compensation expense		(40,100)
Performance fees expense		0
General and administration expense		(23,569)
As previously reported | Equity-accounted investments in multi-family rental properties
Disclosure of reclassifications or changes in presentation [line items]
Tricon's share of net assets		0
As previously reported | Equity-accounted investments in Canadian residential developments
Disclosure of reclassifications or changes in presentation [line items]
Tricon's share of net assets		$ 94,868

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.